Stock-based Compensation - Employee Stock Purchase Plan (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Employee Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares reserved for issuance (in shares)		1,500,000
Number of shares authorized	2,500,000
Number of sequential offering periods		6 months
Number of shares used to calculate eligible employee's option to purchase shares (in shares)		12,500
Number of shares fair value used to calculate eligible employee's option to purchase shares (in shares)		1
Maximum number of shares granted to each employee during offering period (in shares)		50,000
ESPP purchase price of common stock, percent of market price		85.00%
ESPP discount percentage from market price, beginning of purchase period		15.00%
Shares purchased by employees (in shares)	0	0
Employee Stock, Purchase Period One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase period		6 months
Employee Stock, Purchase Period Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase period		6 months